Investments - Sale-Leaseback Transactions Accounted for as Financing Arrangements - Additional Information (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Sale-leaseback transactions accounted for as financing arrangements	$ 1.7	$ 1.2